Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 15,418	$ 15,222
Accumulated depreciation	(7,797)	(5,975)
Depreciated cost	7,621	9,247
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	620	613
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,122	7,933
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	173	173
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,503	$ 6,503